Investment Risks	May 01, 2025
VanEck Copper and Electrification Metals ETF | Electrification Metals Risk Member
Prospectus [Line Items]
Risk [Text Block]
Electrification Metals Risk. Investments in companies involved in the production, refining, processing and recycling of electrification metals are subject to a variety of risks. Under certain market conditions, the Fund may underperform as compared to funds that invest in a broader range of investments. The value of electrification metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal (including the availability of substitutes and disruptions in the supply chain); environmental or labor costs, political, legal, financial, accounting and tax matters and other events beyond the Fund’s control. In addition, some companies that rely on electrification metals may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies. Further, the principal supplies of electrification metals may be concentrated in a small number of countries and regions.
There may be significant differences in interpretations of what is considered an “electrification” metal, and the definition used by the Index Provider may differ with those used by other investors, investment advisers or index providers. The sector in which such companies operate may also have challenges such as a limited number of issuers and limited liquidity in the market, which may adversely affect the Fund.